Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2014	2013
Land		$115,176	$110,453
Buildings	10-50	483,983	500,474
Equipment	2-10	290,444	305,814
Leasehold improvements	3-10	69,443	86,020
		843,870	892,308
Less - Accumulated depreciation
and amortization		475,162	488,497
Subtotal		368,708	403,811
Construction in progress		10,697	5,252
Total premises and equipment, net		$494,581	$519,516